Accounts Receivable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts Receivable
21	ACCOUNTS RECEIVABLE

	December 31, 2020	December 31, 2019
	RMB	RMB
Accounts receivable	53,465	66,615
Less: Provision for impairment of receivables	(1,140)	(2,431)

	52,325	64,184

The aging analysis of accounts receivable (net of impairment of accounts receivable) based on the invoice date (or date of revenue recognition, if earlier), at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
	RMB	RMB
Within 1 year	51,641	63,392
Between 1 and 2 years	374	419
Between 2 and 3 years	209	267
Over 3 years	101	106

	52,325	64,184

The Group offers its customers credit terms up to 180 days.
Movements in the provision for impairment of accounts receivable are as follows:

	2020	2019	2018
	RMB	RMB	RMB
At beginning of the year	2,431	4,053	4,771
Provision for impairment of accounts receivable	426	226	561
Reversal of provision for impairment of accounts receivable	(76)	(1,604)	(1,178)
Receivables written off as uncollectible	(1,641)	(244)	(101)

At end of the year	1,140	2,431	4,053